UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Vincent P. Corti
Capital World Growth and Income Fund, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio

August 31, 2012
  unaudited

Common stocks — 91.05%	Shares	Value (000)

CONSUMER DISCRETIONARY — 13.61%
Home Depot, Inc.	20,237,800	$1,148,495
DIRECTV1	13,124,847	683,673
Comcast Corp., Class A	16,952,600	568,421
Virgin Media Inc.2	15,757,000	434,421
General Motors Co.1	18,646,450	398,102
News Corp., Class A	16,255,458	380,215
British Sky Broadcasting Group PLC	30,336,000	366,566
Time Warner Cable Inc.	3,600,000	319,752
Amazon.com, Inc.1	1,261,900	313,241
Bayerische Motoren Werke AG	2,463,100	178,636
Bayerische Motoren Werke AG, nonvoting preferred	2,500,652	125,498
Cie. Générale des Établissements Michelin, Class B	4,000,000	287,030
SJM Holdings Ltd.	125,050,000	263,452
Daimler AG	5,297,500	259,865
H & M Hennes & Mauritz AB, Class B	6,966,626	252,062
Renault SA	5,369,361	250,997
Kingfisher PLC	49,438,999	216,351
Hyundai Motor Co.	876,000	185,681
NEXT PLC	3,235,000	183,637
Whitbread PLC	5,314,096	179,729
Marks and Spencer Group PLC	30,532,199	173,463
Li & Fung Ltd.	99,818,000	162,160
adidas AG	2,031,300	158,945
WPP PLC	11,106,000	143,722
Honda Motor Co., Ltd.	4,137,000	130,617
Intercontinental Hotels Group PLC	4,957,029	126,330
Cie. Financière Richemont SA, Class A, non-registered shares	2,031,000	124,557
Magna International Inc., Class A	2,791,300	120,752
Swatch Group Ltd, non-registered shares	291,400	119,283
McDonald’s Corp.	1,300,000	116,337
Daily Mail and General Trust PLC, Class A, nonvoting	13,430,392	102,256
YUM! Brands, Inc.	1,590,000	101,315
Ford Motor Co.	10,568,000	98,705
NIKE, Inc., Class B	1,000,000	97,360
Wynn Macau, Ltd.	38,400,000	88,128
SES SA, Class A (FDR)	3,204,486	82,466
Johnson Controls, Inc.	2,772,325	75,435
William Hill PLC	13,067,600	62,310
Nordstrom, Inc.	1,000,000	57,830
Darden Restaurants, Inc.	836,900	43,477
Modern Times Group MTG AB, Class B	911,500	41,637
OPAP SA	5,456,620	38,023
D.R. Horton, Inc.	1,400,000	26,586
Aristocrat Leisure Ltd.	8,517,734	23,408
Darty PLC2	26,593,098	19,529
Stella International Holdings Ltd.	6,238,500	14,864
Dixons Retail PLC1	23,103,600	6,438
		9,351,757

CONSUMER STAPLES — 12.10%
Philip Morris International Inc.	19,361,300	1,728,964
Altria Group, Inc.	36,697,300	1,246,240
Anheuser-Busch InBev NV	8,704,534	731,145
Anheuser-Busch InBev NV, VVPR STRIPS1	3,247,475	8
Kraft Foods Inc., Class A	17,316,500	719,154
Wesfarmers Ltd.	17,071,520	608,844
Lorillard, Inc.	3,666,700	460,208
Nestlé SA	7,310,030	454,436
British American Tobacco PLC	5,352,000	280,567
Tingyi (Cayman Islands) Holding Corp.	86,020,000	254,535
Diageo PLC	8,470,500	232,011
Pernod Ricard SA	1,665,800	179,500
Coca-Cola Co.	4,338,800	162,271
SABMiller PLC	3,580,000	158,001
Reynolds American Inc.	3,425,000	157,893
Svenska Cellulosa AB SCA, Class B	7,879,199	140,874
Danone SA	2,070,123	129,018
Colgate-Palmolive Co.	1,175,000	124,914
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	3,256,609	122,481
Imperial Tobacco Group PLC	2,955,000	115,238
L’Oréal SA, bonus shares3	508,100	62,464
L’Oréal SA, non-registered shares	129,000	15,859
ConAgra Foods, Inc.	2,700,000	67,797
Wilmar International Ltd.	17,425,000	43,755
Koninklijke Ahold NV	3,400,597	42,046
China Resources Enterprise, Ltd.	12,442,000	36,977
Treasury Wine Estates Ltd.	7,212,137	35,244
Molson Coors Brewing Co., Class B	194,700	8,672
		8,319,116

INDUSTRIALS — 11.65%
ASSA ABLOY AB, Class B	19,245,000	588,492
AB Volvo, Class B	41,589,080	527,227
United Parcel Service, Inc., Class B	5,635,000	415,919
Jardine Matheson Holdings Ltd.	7,668,000	412,692
General Electric Co.	19,500,000	403,845
Schneider Electric SA	6,222,957	393,006
KONE Oyj, Class B	6,185,000	378,472
VINCI SA	7,335,500	319,148
Atlas Copco AB, Class A	9,000,000	201,414
Atlas Copco AB, Class B	5,560,084	110,157
Lockheed Martin Corp.	3,305,000	301,218
CSX Corp.	11,068,865	248,607
United Technologies Corp.	2,950,000	235,558
Union Pacific Corp.	1,844,700	224,020
Singapore Technologies Engineering Ltd	76,260,000	208,621
Hutchison Port Holdings Trust4	240,182,000	168,127
Hutchison Port Holdings Trust	53,700,000	37,590
Emerson Electric Co.	3,960,000	200,851
PACCAR Inc	5,000,000	199,550
Komatsu Ltd.	9,500,000	186,857
ComfortDelGro Corp. Ltd.2	135,100,000	181,542
SGS SA	81,707	164,835
General Dynamics Corp.	2,435,000	159,517
Ryanair Holdings PLC (ADR)1	4,900,000	152,096
Qantas Airways Ltd.1,2	125,158,600	148,704
Bureau Veritas SA	1,596,369	147,280
Waste Management, Inc.	4,200,000	145,236
Danaher Corp.	2,500,000	133,925
Kühne + Nagel International AG	1,174,050	133,675
Siemens AG	1,387,000	131,575
Masco Corp.	8,193,354	116,018
Southwest Airlines Co.	11,233,300	100,426
Eaton Corp.	2,000,000	89,440
Republic Services, Inc.	3,000,000	82,950
Geberit AG	323,000	68,105
United Continental Holdings, Inc.1	3,000,000	55,350
Norfolk Southern Corp.	712,000	51,592
Capita PLC	3,745,000	42,934
BAE Systems PLC	7,980,000	40,357
Aggreko PLC	1,028,471	38,540
Legrand SA	1,040,000	35,940
FedEx Corp.	302,001	26,464
Contax Participações SA, ordinary nominative	152,400	1,502
		8,009,374

FINANCIALS — 10.81%
HSBC Holdings PLC (Hong Kong)	26,720,033	231,166
HSBC Holdings PLC (United Kingdom)	20,476,231	177,880
Société Générale1	14,946,365	395,730
Industrial and Commercial Bank of China Ltd., Class H	676,073,470	366,107
Prudential PLC	27,590,000	344,775
Wells Fargo & Co.	10,000,000	340,300
Citigroup Inc.	10,794,000	320,690
AIA Group Ltd.	87,415,796	300,367
Siam Commercial Bank PCL	62,695,100	300,120
China Construction Bank Corp., Class H	440,805,735	289,856
Deutsche Börse AG	5,549,600	285,703
Westfield Group	26,688,000	273,245
JPMorgan Chase & Co.	7,084,000	263,100
Bank of China Ltd., Class H	716,815,200	260,628
Agricultural Bank of China, Class H	564,811,000	208,274
Link Real Estate Investment Trust	46,643,000	208,079
Woori Finance Holdings Co., Ltd.	20,047,350	190,822
BNP Paribas SA	4,035,063	175,377
Credit Suisse Group AG	9,010,650	174,040
Toronto-Dominion Bank	1,870,000	152,977
Ping An Insurance (Group) Co. of China, Ltd., Class H	19,902,000	143,698
Itaú Unibanco Holding SA, preferred nominative (ADR)	6,325,110	100,000
Itaú Unibanco Holding SA, preferred nominative	1,771,000	27,657
Banco Santander, SA1	17,223,106	122,830
Sampo Oyj, Class A	4,225,974	121,245
Willis Group Holdings PLC	3,182,800	118,782
Deutsche Bank AG	3,326,129	118,291
Barclays PLC	37,960,000	110,454
UBS AG	9,675,786	108,241
DNB ASA	9,068,033	104,210
Hang Seng Bank Ltd.	7,000,000	99,640
Nordea Bank AB	10,482,000	96,950
Samsung Card Co., Ltd.	2,855,000	90,459
Banco Santander (Brasil) SA, units	5,867,550	45,093
Banco Santander (Brasil) SA, units (ADR)	5,867,550	44,476
UniCredit SpA	22,329,006	88,413
Kimco Realty Corp.	4,132,329	83,969
Weyerhaeuser Co.1	3,359,686	83,690
Canadian Imperial Bank of Commerce (CIBC)	889,318	68,773
KB Financial Group Inc.	1,870,000	60,568
Sun Hung Kai Properties Ltd.	3,678,000	47,706
BB&T Corp.	1,400,000	44,156
ICICI Bank Ltd.	2,245,000	36,410
CapitaMall Trust, units	22,735,000	36,113
Ascendas Real Estate Investment Trust	18,995,000	35,963
State Street Corp.	761,105	31,662
Starwood Property Trust, Inc.	1,250,000	29,438
Wharf (Holdings) Ltd.	4,500,000	27,704
Old Republic International Corp.	2,500,000	21,575
AXA SA	1,095,082	15,854
CapitaCommercial Trust	7,940,000	9,045
		7,432,301

HEALTH CARE — 9.48%
Novartis AG	33,907,063	1,997,771
Bayer AG	15,397,026	1,194,325
Amgen Inc.	12,352,758	1,036,644
Abbott Laboratories	9,594,000	628,791
Roche Holding AG	2,014,000	366,642
Gilead Sciences, Inc.1	5,283,000	304,776
Merck & Co., Inc.	5,000,000	215,250
UCB SA	3,510,000	172,180
GlaxoSmithKline PLC	5,756,100	130,242
Edwards Lifesciences Corp.1	1,030,000	105,173
Grifols, SA, Class A1	2,346,000	66,098
Sonic Healthcare Ltd.	4,875,000	67,541
Boston Scientific Corp.1	10,000,000	54,000
Orion Oyj, Class B	2,024,201	41,551
Fisher & Paykel Healthcare Corp. Ltd.	23,339,600	40,315
St. Jude Medical, Inc.	1,000,000	37,760
Getinge AB, Class B	936,633	27,906
Stryker Corp.	523,000	27,855
		6,514,820

TELECOMMUNICATION SERVICES — 8.47%
AT&T Inc.	25,340,000	928,458
América Móvil, SAB de CV, Series L (ADR)	25,671,398	656,931
Verizon Communications Inc.	13,059,500	560,775
TeliaSonera AB	75,065,000	518,819
Vodafone Group PLC	179,857,500	518,340
Turkcell Iletisim Hizmetleri AS1	67,063,000	398,131
Singapore Telecommunications Ltd.	127,719,810	347,349
Sprint Nextel Corp., Series 11	62,896,000	305,046
OJSC Mobile TeleSystems (ADR)	13,149,480	242,082
CenturyLink, Inc.	5,400,600	228,229
SOFTBANK CORP.	5,202,900	211,984
Millicom International Cellular SA (SDR)	1,906,266	164,080
Türk Telekomünikasyon AS, Class D	39,150,000	154,947
Advanced Info Service PCL	17,251,800	119,471
France Télécom SA	7,577,060	104,787
Philippine Long Distance Telephone Co. (ADR)	877,673	56,434
Philippine Long Distance Telephone Co.	693,790	45,181
MTN Group Ltd.	5,102,000	95,325
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	54,204,000	52,868
Telefónica Czech Republic, AS	2,300,000	48,752
KT Corp. (ADR)	2,523,000	38,123
BCE Inc.	512,500	22,782
		5,818,894

INFORMATION TECHNOLOGY — 7.15%
Microsoft Corp.	36,085,019	1,112,140
Samsung Electronics Co. Ltd.	496,600	539,657
Oracle Corp.	13,337,000	422,116
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,049,998	147,735
Taiwan Semiconductor Manufacturing Co. Ltd.	34,708,766	96,532
Automatic Data Processing, Inc.	4,040,000	234,643
HOYA Corp.	9,103,000	205,325
Quanta Computer Inc.	66,231,595	170,936
Accenture PLC, Class A	2,605,000	160,468
Maxim Integrated Products, Inc.	5,723,000	155,322
Delta Electronics, Inc.	45,150,873	153,764
Compal Electronics, Inc.	171,415,106	150,234
HTC Corp.	16,264,750	140,106
Amadeus IT Holding, SA, Class A	3,415,000	76,286
Amadeus IT Holding, SA, Class A, non-registered shares	2,400,000	53,613
Intel Corp.	5,000,000	124,150
Google Inc., Class A1	175,000	119,891
Analog Devices, Inc.	2,970,186	118,035
Telefonaktiebolaget LM Ericsson, Class B	11,877,220	111,200
MediaTek Inc.	9,648,929	103,090
Redecard SA, ordinary nominative	5,700,000	94,209
Siliconware Precision Industries Co., Ltd.	66,700,000	75,272
Murata Manufacturing Co., Ltd.	1,274,000	62,809
Nintendo Co., Ltd.	552,300	61,794
NetEase, Inc. (ADR)1	1,099,270	57,239
Nokia Corp.	14,359,320	40,818
Nokia Corp. (ADR)	4,169,800	11,759
Yahoo! Inc.1	3,423,798	50,159
Apple Inc.	64,200	42,708
International Business Machines Corp.	117,000	22,797
		4,914,807

ENERGY — 6.20%
BP PLC	197,684,626	1,385,369
Royal Dutch Shell PLC, Class B	19,090,746	688,565
Royal Dutch Shell PLC, Class A	6,815,000	238,385
Royal Dutch Shell PLC, Class A (ADR)	1,370,000	95,859
Royal Dutch Shell PLC, Class B (ADR)	344,800	24,891
Eni SpA	13,577,856	300,918
OAO Gazprom (ADR)	27,399,000	264,811
EOG Resources, Inc.	1,680,000	181,944
Chevron Corp.	1,295,000	145,247
Apache Corp.	1,504,636	129,023
Occidental Petroleum Corp.	1,443,000	122,669
SeaDrill Ltd.	2,665,000	109,583
Canadian Natural Resources, Ltd.	3,325,000	101,158
ConocoPhillips	1,650,000	93,704
Husky Energy Inc.	3,456,000	91,400
Devon Energy Corp.	1,500,000	86,745
Woodside Petroleum Ltd.	2,215,164	78,499
Schlumberger Ltd.	700,000	50,666
China National Offshore Oil Corp.	13,276,900	25,130
Türkiye Petrol Rafinerileri AS	1,092,000	24,971
EnCana Corp.	880,000	19,536
		4,259,073

UTILITIES — 4.90%
National Grid PLC	64,284,639	697,678
GDF SUEZ	19,507,973	480,314
SSE PLC	21,180,336	460,075
CEZ, a s	7,629,000	299,488
PT Perusahaan Gas Negara (Persero) Tbk	669,350,000	259,737
Dominion Resources, Inc.	4,456,422	233,873
FirstEnergy Corp.	4,495,000	196,432
Public Service Enterprise Group Inc.	5,000,000	158,300
Power Assets Holdings Ltd.	15,109,500	122,439
Exelon Corp.	3,000,000	109,410
E.ON AG	4,200,000	96,595
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	3,961,987	67,354
RWE AG	1,500,000	62,912
PG&E Corp.	1,401,000	60,817
LIGHT SA, ordinary nominative	3,291,100	39,917
Power Grid Corp. of India Ltd.	10,378,641	22,287
		3,367,628

MATERIALS — 4.56%
Dow Chemical Co.	14,407,000	422,269
Syngenta AG	783,500	264,176
BASF SE	3,287,000	255,547
Akzo Nobel NV	4,238,000	244,246
Amcor Ltd.	30,684,007	238,710
Israel Chemicals Ltd.3	20,435,000	220,136
Praxair, Inc.	1,763,120	186,009
ArcelorMittal	12,079,654	180,122
CRH PLC	8,668,253	152,914
Linde AG	959,000	151,080
Koninklijke DSM NV	3,054,000	143,224
Holcim Ltd	1,240,908	76,103
Formosa Plastics Corp.	27,785,000	74,864
Sherwin-Williams Co.	500,000	71,540
POSCO	211,230	68,696
Ube Industries, Ltd.	25,200,000	55,038
Nitto Denko Corp.	1,192,000	55,036
K+S AG	1,068,000	52,255
Vicat S.A.	1,025,000	50,397
Formosa Chemicals & Fibre Corp.	17,295,000	44,636
PT Semen Gresik (Persero) Tbk	31,188,000	40,559
voestalpine AG	1,397,000	40,001
Rautaruukki Oyj	4,944,226	31,685
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	4,125,500	16,564
		3,135,807

MISCELLANEOUS — 2.12%
Other common stocks in initial period of acquisition		1,457,498

Total common stocks (cost: $52,290,195,000)		62,581,075

Preferred stocks — 0.01%

FINANCIALS — 0.01%
Citigroup Inc. 7.875% preferred	366,000	10,099

Total preferred stocks (cost: $9,150,000)		10,099

	Shares or	Value
Convertible securities — 0.34%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.10%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,558,603	$55,642
Virgin Media Inc. 6.50% convertible notes 20162	$7,100,000	11,626
		67,268

INDUSTRIALS — 0.07%
United Continental Holdings, Inc. 6.00% convertible notes 2029	$7,575,000	16,968
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$4,700,000	5,857
United Continental Holdings, Inc. 6.00% convertible preferred 2030	397,000	13,367
JetBlue Airways Corp., Series B, 6.75% convertible notes 2039	$3,925,000	5,078
JetBlue Airways Corp., Series A, convertible notes 5.50% 2038	$3,250,000	3,989
JetBlue Airways Corp., Series B, convertible notes 5.50% 2038	$3,240,000	4,188
		49,447

TELECOMMUNICATION SERVICES — 0.05%
Clearwire Corp. 8.25% convertible notes 20404	$44,385,000	32,512

CONSUMER STAPLES — 0.02%
Alliance One International, Inc. 5.50% convertible notes 2014	$11,000,000	10,120

FINANCIALS — 0.01%
National Financial Partners Corp. 4.00% convertible notes 2017	$7,000,000	9,293

MISCELLANEOUS — 0.09%
Other convertible securities in initial period of acquisition		62,929

Total convertible securities (cost: $249,687,000)		231,569

	Principal amount
Bonds & notes — 2.13%	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.69%
U.S. Treasury 0.25% 2014	$92,000	92,045
U.S. Treasury 1.875% 20145	301,000	308,438
U.S. Treasury 4.375% 2041	14,855	20,256
U.S. Treasury 4.75% 2041	14,560	20,992
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 0.22% 2013	29,000	29,001
		470,732

FINANCIALS — 0.68%
Prologis, Inc. 6.25% 2017	4,620	5,291
Prologis, Inc. 6.625% 2018	13,907	16,487
Prologis, Inc. 6.625% 2019	1,600	1,925
Prologis, Inc. 7.375% 2019	21,933	27,223
Prologis, Inc. 6.875% 2020	20,380	24,540
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)4,6	60,000	72,828
HBOS PLC 6.75% 20184	36,490	36,048
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)4,6	30,300	22,801
Regions Financial Corp. 4.875% 2013	6,035	6,080
Regions Financial Corp. 7.75% 2014	24,300	26,978
Regions Financial Corp. 5.20% 2015	15,295	15,792
Regions Bank, junior subordinated 7.50% 2018	2,475	2,890
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)6	41,090	46,128
Westfield Group 5.40% 20124	530	532
Westfield Group 6.75% 20194	18,040	21,674
WEA Finance LLC 4.625% 20214	19,975	21,756
Developers Diversified Realty Corp. 5.50% 2015	3,744	4,029
Developers Diversified Realty Corp. 9.625% 2016	3,650	4,466
Developers Diversified Realty Corp. 7.50% 2017	10,210	11,964
Developers Diversified Realty Corp. 7.875% 2020	8,075	10,022
Simon Property Group, LP 5.25% 2016	3,540	4,044
Simon Property Group, LP 6.10% 2016	860	990
Simon Property Group, LP 5.875% 2017	165	195
Simon Property Group, LP 6.125% 2018	890	1,079
Simon Property Group, LP 10.35% 2019	11,635	16,675
ERP Operating LP 5.125% 2016	2,886	3,238
ERP Operating LP 5.75% 2017	2,055	2,424
ERP Operating LP 4.625% 2021	13,215	15,186
HVB Funding Trust I, junior subordinated 8.741% 20314	9,650	7,816
HVB Funding Trust III, junior subordinated 9.00% 20314	3,171	2,600
Standard Chartered Bank 6.40% 20174	8,451	9,496
AXA SA 8.60% 2030	8,000	9,189
Discover Financial Services 6.45% 2017	3,057	3,467
Discover Financial Services 10.25% 2019	4,334	5,647
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)6	£4,520	8,665
Capital One Capital III 7.686% 20366	$165	167
		470,332

TELECOMMUNICATION SERVICES — 0.38%
Nextel Communications, Inc., Series F, 5.95% 2014	31,525	31,761
Nextel Communications, Inc., Series D, 7.375% 2015	20,770	20,978
Sprint Nextel Corp. 9.125% 2017	35,000	39,375
Sprint Nextel Corp. 11.50% 2021	55,550	69,646
MTS International Funding Ltd. 8.625% 20204	29,865	35,669
MTS International Funding Ltd. 8.625% 2020	15,640	18,679
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	2,500	2,488
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	22,500	20,756
América Móvil, SAB de CV 8.46% 2036	MXN286,400	23,014
		262,366

ENERGY — 0.15%
Gazprom OJSC 8.146% 2018	$4,415	5,410
Gazprom OJSC, Series 9, 6.51% 2022	30,710	36,209
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,396
Gazprom OJSC 7.288% 2037	38,175	48,446
Gazprom OJSC 7.288% 20374	365	463
BP Capital Markets PLC 5.25% 2013	3,335	3,519
BP Capital Markets PLC 3.875% 2015	7,320	7,894
Petroplus Finance Ltd. 6.75% 20144,7	375	43
		103,380

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.13%
United Mexican States Government, Series M30, 10.00% 2036	MXN552,900	59,813
Polish Government, Series 1021, 5.75% 2021	PLN85,665	27,604
		87,417

MATERIALS — 0.04%
CRH America, Inc. 6.00% 2016	$1,260	1,399
CRH America, Inc. 8.125% 2018	15,540	18,850
ArcelorMittal 10.10% 20196	8,000	9,136
		29,385

CONSUMER DISCRETIONARY — 0.03%
Marks and Spencer Group PLC 6.25% 20174	100	111
Marks and Spencer Group PLC 7.125% 20374	15,550	16,784
		16,895

HEALTH CARE — 0.02%
Amgen Inc. 5.375% 2043	9,625	10,954

CONSUMER STAPLES — 0.01%
British American Tobacco International Finance PLC 8.125% 20134	9,000	9,730

Total bonds & notes (cost: $1,289,017,000)		1,461,191

Short-term securities — 6.21%

Freddie Mac 0.10%–0.19% due 9/12/2012–4/26/2013	1,151,125	1,150,781
Fannie Mae 0.12%–0.175% due 10/1/2012–3/5/2013	690,354	690,110
U.S. Treasury Bills 0.10%–0.195% due 9/13/2012–6/27/2013	684,500	684,281
Federal Home Loan Bank 0.12%–0.20% due 9/14/2012–4/8/2013	418,225	418,127
Coca-Cola Co. 0.22%–0.24% due 10/10–11/8/20124	169,450	169,408
Federal Farm Credit Banks 0.18%–0.21% due 12/28/2012–6/21/2013	167,700	167,532
Wells Fargo & Co. 0.18% due 9/24–9/25/2012	135,000	134,972
Total Capital Canada Ltd. 0.16%–0.21% due 9/20–11/15/20124	98,300	98,258
Québec (Province of) 0.16%–0.17% due 9/6–10/31/20124	92,500	92,468
Siemens Capital Co. LLC 0.13%–0.16% due 9/4–9/5/20124	70,500	70,498
Nestlé Finance International Ltd. 0.14% due 9/20/2012	53,000	52,996
Thunder Bay Funding, LLC 0.21% due 9/26–10/22/20124	52,700	52,688
Straight-A Funding LLC 0.18% due 10/12/20124	50,000	49,988
General Electric Capital Corp. 0.23% due 11/26/2012	50,000	49,978
Commonwealth Bank of Australia 0.21% due 11/19/20124	50,000	49,977
Barclays U.S. Funding Corp. 0.14% due 9/4/2012	40,100	40,099
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 10/9/2012	39,700	39,693
BASF AG 0.19% due 9/26/20124	37,400	37,396
BHP Billiton Finance (USA) Limited 0.17%–0.20% due 10/15–11/1/20124	35,600	35,585
Svenska Handelsbanken Inc. 0.23% due 11/26/20124	34,000	33,980
Novartis Securities Investment Ltd. 0.19% due 10/10/20124	30,700	30,692
Australia & New Zealand Banking Group, Ltd. 0.18% due 11/27/20124	30,000	29,983
Toyota Credit Canada Inc. 0.18% due 9/11/2012	25,000	24,999
Province of Ontario 0.15%–0.16% due 10/31/2012	20,200	20,191
Roche Holdings, Inc. 0.15% due 10/9/20124	20,000	19,997
Procter & Gamble Co. 0.14% due 9/20/20124	15,500	15,499
Sumitomo Mitsui Banking Corp. 0.17% due 9/10/20124	7,800	7,800

Total short-term securities (cost: $4,267,680,000)		4,267,976

Total investment securities (cost: $58,105,729,000)		68,551,910
Other assets less liabilities		180,500

Net assets		$68,732,410

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation) at
			Receive	Deliver	8/31/2012
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	9/28/2012	Barclays Bank PLC	$143,670	$ A139,000	$435
Euros	9/6/2012	UBS AG	$215,506	Û175,000	(4,619)
Euros	9/7/2012	JPMorgan Chase	$215,316	Û175,000	(4,812)
Euros	9/10/2012	HSBC Bank	$155,270	Û125,000	(1,969)
Euros	9/12/2012	Citibank	$147,821	Û119,000	(1,873)
Euros	9/14/2012	UBS AG	$66,395	Û54,000	(1,535)
Euros	9/24/2012	UBS AG	$193,264	Û155,000	(1,741)
					$(16,114)

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $282,600,000, which represented .41% of the net assets of the fund. This amount includes $220,136,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,276,451,000, which represented 1.86% of the net assets of the fund.

5A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $5,460,000, which represented less than .01% of the net assets of the fund.

6Coupon rate may change periodically.
7Scheduled interest and/or principal payment was not received.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 8/31/2012 (000)

Virgin Media Inc.	15,757,000	—	—	15,757,000	$1,891	$434,421
Virgin Media Inc. 6.50%
convertible notes 2016	$7,100,000	—	—	$7,100,000	346	11,626
ComfortDelGro Corp. Ltd.	135,100,000	—	—	135,100,000	6,744	181,542
Qantas Airways Ltd.	125,158,600	—	—	125,158,600	—	148,704
Darty PLC	26,593,098	—	—	26,593,098	785	19,529
OPAP SA*	16,055,910	—	10,599,290	5,456,620	5,774	—
					$15,540	$795,822
*Unaffiliated issuer at 8/31/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2012 (dollars in thousands):

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$9,351,757	—	$—	$9,351,757
Consumer staples	8,256,652	62,464	—	8,319,116
Industrials	8,009,374	—	—	8,009,374
Financials	7,432,301	—	—	7,432,301
Health care	6,514,820	—	—	6,514,820
Telecommunication services	5,818,894	—	—	5,818,894
Information technology	4,914,807	—	—	4,914,807
Energy	4,259,073	—	—	4,259,073
Utilities	3,367,628	—	—	3,367,628
Materials	2,915,671	220,136	—	3,135,807
Miscellaneous	1,457,498	—	—	1,457,498
Preferred stocks	—	10,099	—	10,099
Convertible securities	69,383	162,186	—	231,569
Bonds & notes	—	1,461,191	—	1,461,191
Short-term securities	—	4,267,976	—	4,267,976
Total	$62,367,858	$6,184,052	$—	$68,551,910

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$435	$—	$435
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(16,549)	—	(16,549)
Total	$—	$(16,114)	$—	$(16,114)

*Securities with a market value of $34,017,118,000, which represented 49.49% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$15,164,909
Gross unrealized depreciation on investment securities	(4,861,186)
Net unrealized appreciation on investment securities	10,303,723
Cost of investment securities for federal income tax purposes	58,248,187

Key to abbreviations and symbol

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
SDR = Swedish Depositary Receipts
£ = British pounds
MXN = Mexican pesos
PLN = Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-933-1012O-S32855

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: October 29, 2012

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 29, 2012